LONG-TERM BORROWINGS DUE TO RELATED PARTY - (Details)	12 Months Ended
Jun. 30, 2023 CNY (¥)
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Debt instrument, periodic payment	¥ 126,135
Debt instrument, interest rate, stated percentage	8.90%
Long-term borrowings | Related party
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Debt instrument, term	10 years